Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K/A
Entity File Number	001-40850
Entity Registrant Name	Exscientia plc
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Oxford Science Park
Entity Address, City or Town	Oxford
Entity Address, Postal Zip Code	OX4 4GE
Entity Address, Country	GB
Entity Central Index Key	0001865408
Amendment Flag	true
Amendment Description	Exscientia plc (“Exscientia” or the “Company”) is filing this Report on Form 6-K/A solely to correct an error in the calculation of basic loss per share in Note 8 of the Company’s unaudited condensed consolidated financial statements as of March 31, 2022 and for the three months ended March 31, 2022 and 2021 (the “Q1 Financial Statements”) that appeared in Exhibit 99.1 to the Report on Form 6-K filed by the Company with the Securities and Exchange Commission on May 25, 2022 (the “Original Form 6-K”). Correction of the error resulted in a basic loss per share for the three months ended March 31, 2022 of £0.13 per share, or a reduction of £0.18 per share from the previously stated loss per share. This Report on Form 6-K/A is being filed in order to replace Exhibit 99.1 to the Original Form 6-K, and all other information included in the Original Form 6-K remains unchanged. The Q1 Financial Statements, as amended as described herein, are attached as Exhibit 99.1 and are incorporated by reference herein.
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31